Description of Organization and Business Operations, Liquidity and Capital Resources (Q2) (Details) - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Description of Organization and Business Operations [Abstract]
Cash held outside of trust Account	$ 118,170	$ 520,422	$ 886,279
Securities held in Trus Account	152,790,533	225,433,349	$ 221,060,045
Working capital	75,000	527,035
Prepaid income taxes excluded from working capital	17,119	0
Interest available to pay tax obligations	$ 50,000	$ 4,912,579